Commitments and Contingencies (Details) - Schedule of future minimum lease payments - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of future minimum lease payments [Abstract]
2022		$ 1,850
2023		1,905
2024		810
2025		834
2026		143
Total future minimum lease payments	$ 4,095	$ 5,542